Pension and Post-Retirement and Post-Employment Benefits - Schedule of Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average expected rate of return on plan assets	5.40%	5.75%
Weighted average discount rate	2.60%	3.10%
Rate of compensation scale escalation (long-term)	2.25%	2.50%
Rate of cost of living increase	1.75%	2.00%
Average remaining service life of employees (years)	14 years	15 years
Assumed health care cost trend, percentage	4.88%	4.74%
Health care cost trend rate	3.97%	3.70%
Post-Retirement and Post-Employment Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average discount rate	2.60%	3.10%
Rate of compensation scale escalation (long-term)	2.25%	2.50%
Rate of cost of living increase	1.75%	2.00%
Average remaining service life of employees (years)	15 years 3 months 18 days	15 years 6 months
Rate of increase in health care cost trends	3.70%	4.04%
Assumed health care cost trend, percentage	4.74%	5.09%
Health care cost trend rate	3.70%	4.04%